Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Cash Flow Information Related to Operating Leases

Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of March 31, 2021	As of December 31, 2020
Operating lease right-of-use asset	$9,974	$10,864
Accrued rent	819	877

Total operating lease right-of-use asset, net	$9,155	$9,987
Short-term operating lease liabilities	$3,014	$3,033
Long-term operating lease liabilities	$6,960	$7,831

Total operating lease liabilities	$9,974	$10,864

Supplemental cash flow information related to leases was as follows (in thousands):

	Three months ended March 31, 2021	Year ended December 31, 2020
Cash paid for amounts included in the measurement of operating lease liabilities	$871	$3,192

Supplemental balance sheet and cash flow information related to operating leases is as follows:

	December 31, 2020	December 31, 2019
Operating lease right-of-use asset	$10,864	$13,219
Accrued rent	877	835

Total operating lease right-of-use asset, net	$9,987	$12,384
Short-term operating lease liabilities	$3,033	$2,795
Long-term operating lease liabilities	7,831	10,424

Total operating lease liabilities	$10,864	$13,219

Cash paid for amounts included in the measurement of operating lease liabilities	$3.2 million	$2.5 million

Summary of Maturities of Lease Liabilities

Maturities of lease liabilities are as follows (in thousands):

As of December 31, 2020	Seattle Lease	Seoul Lease (Related Party)
2021	$1,938	$1,443
2022	1,987	1,471
2023	2,037	1,267
2024	1,732	—
2025	—	—

Thereafter	—	—
Less: Imputed Interest	(683)	(328)
Total	$7,011	$3,853